Net (recoveries) charges related to Ukraine Conflict (Tables)	12 Months Ended
Dec. 31, 2025
Unusual or Infrequent Items, or Both [Abstract]
Schedule of Charges Recognized as a Result of Conflict in Ukraine
Net recoveries related to Ukraine Conflict consisted of the following for the years ended December 31, 2025, 2024 and 2023:

	Year ended 31 December,
	2025	2024	2023
	(U.S. Dollars in millions)
Insurance proceeds and interest	$(1,488)	$(172)	$(1,254)
Net recoveries of flight equipment	(2)	(23)	(15)
Letters of credit receipts and other collections	—	—	(19)
Net recoveries related to Ukraine Conflict	$(1,490)	$(195)	$(1,288)